CENTURY II ACCUMULATOR VARIABLE UNIVERSAL LIFE UPDATING SUMMARY PROSPECTUS
INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT OF
KANSAS CITY LIFE INSURANCE COMPANY
Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

The Prospectus for the Century II Accumulator Variable Universal Life Contract (the “Contract”) contains more information about the Contract, including its features, benefits, and risks.  You can find the current prospectus and other information about the Contract online at vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=kcl&fid=NRVA04497.  You can also obtain this information at no cost by sending an email request to statecompliance@kclife.com or by contacting Us at:

Variable Administration
P.O. Box 219364
Kansas City, Missouri 64121-9364
Telephone (800) 616-3670
Additional general information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.
The date of this Prospectus is May 1, 2024.

UPDATING SUMMARY PROSPECTUS CONTENTS

UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	3
DEFINITIONS	6
APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT	9

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated May 1, 2023.  This may not reflect all of the changes that have occurred since you entered into your Contract.
Annual Portfolio Operating Expenses
The Annual Portfolio Operating Expense table has been updated to reflect the current minimum and maximum total operating expenses for the Portfolios, as follows:
	Minimum	Maximum
Range of Annual Portfolio Operating Expenses* (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.27%	1.44%
* The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers.  The expenses shown are those incurred for the year ended December 31, 2023.  Current or future expenses may be greater or less than those shown.  If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
Supplemental and/or Optional Rider Benefits
The list of optional benefits has been updated to reflect the addition of a new optional benefit:
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Living Benefits Accelerated Death Benefit Rider (ELBADBR)
Provides for payment of a portion of the Contract Death Proceeds prior to the death of the Insured.  In addition to the medical underwriting required for the issuance of the Contract, full medical underwriting is required for this rider.
Optional
Effective June 1, 2024, the ELBADBR is available to be added to contracts issued on or after June 1, 2018.
• Issue ages:  20 – 80
• Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Appendix A – Portfolio Companies Available Under the Contract
Appendix A has been updated to reflect a Fund merger that results in seven changes to Portfolio names:
Current Portfolio Name	Former Portfolio Name
LVIP American Century Capital Appreciation Fund – Standard Class II (Manager: Lincoln Investment Advisors Coporation)	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I (Manager: American Century Investment Management, Inc.)
LVIP American Century Disciplined Core Value Fund – Standard Class II (Manager: Lincoln Investment Advisors Coporation)	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I (Manager: American Century Investment Management, Inc.)
LVIP American Century International Fund – Standard Class II (Manager: Lincoln Investment Advisors Coporation)	American Century Variable Portfolios, Inc. VP International Fund – Class I (Manager: American Century Investment Management, Inc.)
LVIP American Century Mid-Cap Value Fund – Standard Class II (Manager: Lincoln Investment Advisors Coporation)	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I (Manager: American Century Investment Management, Inc.)
LVIP American Century Ultra® Fund – Standard Class II (Manager: Lincoln Investment Advisors Coporation)	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I (Manager: American Century Investment Management, Inc.)
LVIP American Century Value Fund – Standard Class II (Manager: Lincoln Investment Advisors Coporation)	American Century Variable Portfolios, Inc. VP Value Fund – Class I (Manager: American Century Investment Management, Inc.)
LVIP American Century Inflation Protection Fund – Service Class (Manager: Lincoln Investment Advisors Coporation)	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.)

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
CHARGES FOR EARLY WITHDRAWALS
Upon complete surrender or lapse of a Contract issued on or after January 1, 2020, during the first 10 Contract Years (or 10 Contract Years following an increase in the Specified Amount) a surrender charge will be deducted. No surrender charge applies in the 11th Contract Year for Contracts issued on or after January 1, 2020 (or following an increase in the Specified Amount).
Upon complete surrender or lapse of a Contract issued before January 1, 2020, during the first 15 Contract years (or 15 Contract Years after an increase in the Specified Amount), a surrender charge will be deducted.  No surrender charge applies in the 16th Contract Year for Contracts issued before January 1, 2020 (or following an increase in the Specified Amount).
The maximum surrender charge is up to 4.8% of the Specified Amount.
For example, the full surrender or lapse of a Contract with a Specified Amount of $100,000 would be subject to a maximum surrender charge of $4,800.
Reference Prospectus Surrender Charge

TRANSACTION CHARGES
In addition to surrender charges, you may be charged for other transactions such as a premium expense charge which covers state and local taxes as well as related administrative expenses, a transfer processing fee which applies after six transfers in a Contract Year, an administrative fee of up to $25.00 for partial surrenders and a processing fee for the payment of accelerated death benefits under the Accelerated Death Benefit/Living Benefits Rider, Accelerated Death Benefit/Terminal Illness Rider and Accelerated Death Benefit for Chronic Illness Rider.

Reference Prospectus Charges and Deductions

ONGOING FEES AND EXPENSES (ANNUAL CHARGES)
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, any net loan interest charges, and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Investing in the Subaccounts will also bear expenses associated with the Portfolio Companies, as shown in the following table

	Annual Fee	Minimum	Maximum
	Investment options (Portfolio Company fees and expenses)	0.27%	1.44%
	Reference Prospectus Appendix A - Portfolio Companies Available Under the Contract
RISKS
RISK OF LOSS	You can lose money by investing in this Contract, including loss of principal. Reference Prospectus Principal Risks of Investing in The Contract
NOT A SHORT-TERM INVESTMENT
The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. You will pay a surrender charge if your Contract is fully surrendered or lapses within the first 10 Contract Years (for Contracts issued on or after January 1, 2020) or within the first 15 Contract Years (for Contracts issued before January 1, 2020) There might also be tax consequences.
Reference Prospectus Principal Risks of Investing in The Contract

RISKS
RISKS ASSOCIATED WITH INVESTMENT OPTIONS
Investment in the Contract is subject to the risk of poor investment performance, which can vary depending on the performance of each of the Subaccounts.  The Subaccounts and the Fixed Account each have their own unique risks.  You should review all of the investment options before making an investment decision.
Reference Prospectus Investment Risk

INSURANCE COMPANY RISKS
Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life.  If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of Kansas City Life is available upon request by contacting the Home Office.
Reference Prospectus Financial Condition of Kansas City Life

CONTRACT LAPSE
Your Contract will terminate if there is insufficient value remaining in the Contract at the end of the Grace Period.  Because the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary.
For Contracts issued before January 1, 2020
If your Contract lapses, you may reinstate it within two years (three years in Arkansas, Kentucky, Minnesota, New Hampshire, Oklahoma, Utah, Virginia, and West Virginia; five years in Missouri and North Carolina) after lapse.  Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.
For Contracts issued on or after January 1, 2020
If your Contract lapses, you may reinstate it within three years after lapse.  Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.
Death Benefits will not be paid if the Contract has lapsed.
Reference Prospectus Premiums to Prevent Lapse and Reinstatement

RESTRICTIONS
INVESTMENTS
The first six transfers during each Contract Year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.
We reserve the right to remove or substitute Portfolio Companies as investment options.
Reference Prospectus Transfer Privilege, and Addition, Deletion or Substitution of Investments

OPTIONAL BENEFITS
You may add supplemental and/or rider benefits to your Contract. We will deduct any monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction.  We may change or stop offering a supplemental and/or rider benefit at any time before you elect it.
Reference Prospectus Supplemental and/or Rider Benefits

TAXES
TAX IMPLICATIONS
If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach Age 59½.  We encourage you to consult your own tax adviser before making a purchase of the Contract.
Reference Prospectus Tax Risks

CONFLICTS OF INTEREST
INVESTMENT PROFESSIONAL COMPENSATION
Commissions are paid to selling firms for the sale of contracts.  In addition, we may pay an asset-based commission or other amounts in certain circumstances.  All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms.  This conflict of interest may influence your investment professional to recommend this contract over another investment.
Reference Prospectus Sale of the Contracts

EXCHANGES
Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own the existing Contract.
Reference Prospectus Replacement of Existing Insurance

DEFINITIONS

Accumulation Unit	An accounting unit used to measure the net investment results of each of the Subaccounts.

Age	The Insured’s Age on the birthday closest to the Contract Date. Age means the issue age plus the number of completed Contract Years. The Contract is issued at the age shown in the Contract.

Allocation Date
The date we apply your initial Premium to your Contract.  We allocate this Premium to the Federated Hermes Government Money Fund II Subaccount where it remains until the Reallocation Date. The Allocation Date is the later of the date we approve your application or the date we receive the initial Premium at our Home Office.

Beneficiary	The person or entity you designate to receive any Proceeds payable at the death of the Insured.

Cash Surrender Value	The Contract Value at the time of surrender, less any applicable Surrender Charge and any Contract Loan Balance.

Contract Anniversary	The same day and month as the Contract Date each year that the Contract remains in force.

Contract Date	The date on which coverage takes effect. Contract Months, Years and Anniversaries are measured from the Contract Date.

Contract Value	Measure of the value in your Contract. It is the sum of the Variable Account Value and the Fixed Account Value which includes the Loan Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any Contract Anniversary.

Coverage Options
Death benefit options available which affect the calculation of the death benefit.  Option A provides a death benefit at least equal to the Specified Amount.  Option B provides a death benefit at least equal to the Specified Amount plus the Contract Value.  Option C provides a death benefit at least equal to the Specified Amount plus Premiums paid, minus the amount of any partial surrenders.

Death Proceeds	The amount of Proceeds payable upon the Insured's death.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Grace Period
A period we provide when there is insufficient value in your Contract and after which the Contract will terminate unless you pay additional Premiums.  This period of time gives you the chance to pay enough Premiums to keep your Contract in force.

Guaranteed Monthly Premium	A Premium amount which when paid guarantees that your Contract will not lapse during the Guaranteed Payment Period.

Guaranteed Payment Period	The period of time during which we guarantee that your Contract will not lapse if you pay the Guaranteed Monthly Premiums.

Home Office
When the term "Home Office" is used in this Prospectus in connection with transactions under the Contract, it means our Variable Administration office.  Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364.  The telephone number at our Variable Administration office is 800-616-3670.

Insured	The person whose life we insure under the Contract.

Loan Account	Used to track loan amounts and accrued interest. It is part of the Fixed Account.

Loan Account Value	Measure of the amount of Contract Value assigned to the Loan Account.

Loan Balance	The sum of all outstanding Contract loans plus accrued interest.

Monthly Anniversary Day	The day of each month on which we make the Monthly Deduction. It is the same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Monthly Deduction
The amount we deduct from the Contract Value to pay the cost of insurance charge, monthly expense charge, any applicable increase expense charge, and any charges for supplemental and/or rider benefits.  We make the Monthly Deduction as of each Monthly Anniversary Day.

Net Investment Factor	An index used to measure Subaccount performance.

Owner, You, Your	The person entitled to exercise all rights and privileges of the Contract.

Planned Premiums	The amount and frequency of Premiums you chose to pay in your last instructions to us. This is the amount we will bill you. It is only an indication of your preferences as to future Premiums.

Premium(s)/Premium Payment(s)	The amount(s) you pay to purchase the Contract. It includes both Planned Premiums and Unscheduled Premiums.

Proceeds	The total amount we are obligated to pay.

Reallocation Date
The date on which the Contract Value we initially allocated to the Federated Hermes Government Money Fund II Subaccount on the Allocation Date is allocated to the Subaccounts and/or to the Fixed Account.  We allocate the Contract Value based on the Premium allocation percentages you specify in the application.  The Reallocation Date is 30 days after the Allocation Date.

Specified Amount	The amount of insurance coverage on the Insured. The actual death benefit will depend upon whether Option A, Option B or Option C is in effect at the time of death.

Subaccounts	The divisions of the Variable Account. The assets of each Subaccount are invested in a portfolio of a designated mutual fund.

Subaccount Value	Measure of the value in a particular Subaccount.

Unscheduled Premium	Any Premium other than a Planned Premium.

Valuation Day
Each day on which the New York Stock Exchange is open for business.  Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange and Kansas City Life recognize holidays that fall on a Saturday on the previous Friday.  Kansas City Life will recognize holidays that fall on a Sunday on the following Monday.

Valuation Period
The interval of time beginning at the close of normal trading on the New York Stock Exchange on one Valuation Day and ending at the close of normal trading on the New York Stock Exchange on the next Valuation Day.  Currently, the close of normal trading occurs at 3 p.m. Central Time.  The term "Valuation Period" is used in this Prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration Office.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

We, Our, Us	Kansas City Life Insurance Company

Written Notice/Written Request
A Written Notice or Written Request in a form satisfactory to us that is signed by the Owner and received at the Home Office.  Under certain circumstances as described in this Prospectus, Written Notice/Written Request may be satisfied by telephone, facsimile, electronic mail and Internet.

APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the Contract.  Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://pex.broadridge.com/funds.asp?cid=kclife.  You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2023)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.86%	40.93%	16.16%	11.70%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.80%	23.36%	12.95%	7.79%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.98%	46.94%	14.92%	12.24%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.55%	14.27%	9.20%	7.25%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53% [i]	9.01%	7.47%	-
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.73%	6.14%	-0.33%	0.36%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.66% [i]	22.60%	13.65%	9.58%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53%	26.14%	13.36%	10.91%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM) ).	0.82% [i]	15.99%	8.64%	4.69%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.90% [i]	10.23%	5.91%	4.74%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.89% [i]	9.73%	5.59%	4.73%
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.94% [i]	23.50%	10.98%	8.30%
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.87% [i]	15.90%	7.60%	6.15%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.10% [i]	6.22%	0.79%	0.24%
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.85%	20.97%	16.23%	11.09%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Newton Investment Management North America, LLC	0.82%	9.28%	9.15%	6.15%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Mellon Investments Corporation	0.27%	25.93%	15.38%	11.75%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.67%	23.82%	15.13%	10.46%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Manager: Calamos Advisors LLC).	1.44%	20.12%	12.65%	8.69%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.07% [i]	24.92%	12.79%	9.38%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.20% [i]	44.87%	25.34%	20.11%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.10% [i]	12.85%	9.91%	6.18%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Manager: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.97%[i]	8.68%	6.15%	4.19%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Manager: Federated Hermes Investment Management Company).	0.81% [i]	12.71%	4.75%	4.13%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Manager: Federated Hermes Investment Management Company).	0.63% [i]	4.52%	1.49%	0.90%
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.81%	33.12%	16.36%	11.33%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.62%	7.65%	3.68%	3.13%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.65%	9.18%	5.28%	4.30%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.68%	10.64%	6.29%	4.93%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.72%	12.22%	7.22%	5.48%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.74%	13.32%	7.98%	5.93%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.77%	14.46%	9.02%	6.59%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.82%	16.53%	10.57%	7.40%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.86%	18.61%	11.65%	7.87%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.87%	19.13%	11.75%	7.92%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.87%	19.19%	11.74%	7.91%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).	1.25% [i]	11.43%	3.88%	3.78%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Manager: Franklin Advisers, Inc.).	1.08% [i]	26.74%	13.51%	8.96%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Manager: Templeton Asset Management Ltd.).	1.35% [i]	12.62%	4.22%	2.32%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).	1.07% [i]	20.76%	5.27%	1.28%
Capital growth	LVIP American Century Capital Appreciation Fund – Standard Class II (Formerly American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I) (Manager: Lincoln Investment Advisors Corporation).	0.79% [i]	20.69%	13.24%	9.36%
Capital growth by investing in common stocks (Income is a secondary objective)	LVIP American Century Disciplined Core Value Fund – Standard Class II (Formerly American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I) (Manager: Lincoln Investment Advisors Corporation).	0.71 [i] %	8.65%	10.19%	8.19%
Capital growth	LVIP American Century International Fund – Standard Class II (Formerly American Century Variable Portfolios, Inc. VP International Fund – Class I) (Manager: Lincoln Investment Advisors Corporation).	0.95% [i]	12.57%	8.29%	4.07%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth (Income is a secondary objective)	LVIP American Century Mid-Cap Value Fund – Standard Class II (Formerly American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I) (Manager: Lincoln Investment Advisors Corporation).	0.86% [i]	6.13%	11.05%	8.77%
Long-term capital growth	LVIP American Century Ultra® Fund – Standard Class II (Formerly American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I) (Manager: Lincoln Investment Advisors Corporation).	0.75% [i]	43.51%	19.24%	14.64%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Value Fund – Standard Class II (Formerly American Century Variable Portfolios, Inc. VP Value Fund – Class I) (Manager: Lincoln Investment Advisors Corporation).	0.71% [i]	9.10%	11.87%	8.53%
Long-term total return using a strategy that seeks to protect against U.S. inflation	LVIP American Century Inflation Protection Fund – Service Class (Formerly American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II) (Manager: Lincoln Investment Advisors Corporation).	0.77 [i]%	3.40%	2.65%	1.90%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Manager: Lincoln Investment Advisors Corporation).	0.74%	10.91%	10.98%	8.05%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Manager: Lincoln Investment Advisors Corporation).	0.78%	13.10%	9.41%	7.10%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Manager: Lincoln Investment Advisors Corporation).	0.69%	27.16%	17.15%	12.44%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.73% [i]	35.86%	15.89%	12.97%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.79% [i]	22.42%	14.41%	10.82%
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.53% [i]	7.38%	1.85%	2.22%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.61% [i]	10.44%	8.54%	6.53%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.79% [i]	-2.11%	8.31%	6.39%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.67%[i]	7.59%	2.62%	2.66%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.77%	9.02%	4.83%	3.24%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	11.14%	5.86%	3.33%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2023)
			1 year	5 year	10 year
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	10.33%	5.51%	3.52%

i  Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information

To learn more about the Contract and the Separate Account, you should read the Prospectus and Statement of Additional Information (SAI) dated the same date as this Summary Prospectus. For a free copy of the Prospectus or SAI and to request other information about the Contract, please call 1-800-616-3670 or by writing to us at Kansas City Life Insurance Company, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

The Prospectus and SAI, both dated May 1, 2024, have been filed with the SEC and are incorporated by reference into this Summary Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, the SAI, and other information about Us and the Contract. Information about Us and the Contract (including the Prospectus and SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by electronic request at the email address maintained by the SEC (publicinfo@sec.gov).  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Investment Company Act of 1940 Registration File No. 811-09080
Contract Identifier C000066427

3520 Broadway
Kansas City, Missouri 64111
Kansas City Life’s Century II Variable Product Series is distributed by Sunset Financial Services, Inc., a wholly owned subsidiary of Kansas City Life Insurance Company.